10. CURRENT AND DEFERRED INCOME TAXES (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Recognized in deferred tax benefit/ expenses		R$ (3,571,895)	R$ (69,041)	R$ (3,159,711)
Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		22,681,280
Recognized in deferred tax benefit/ expenses		4,170,045
Recognised directly in equity		(197,243)
Ending balance		26,654,082	22,681,280
Deferred tax liabilities [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		99,175
Recognized in deferred tax benefit/ expenses		3,571,895
Ending balance		3,671,070	99,175
deferred taxes - assets (liabilities) [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		99,175
Recognized in deferred tax benefit/ expenses		3,524,155
Ending balance		3,623,330	99,175
Transfer to held for sale [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance
Recognized in deferred tax benefit/ expenses		47,740
Ending balance		47,740
Provisions [Member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		1,175,247
Recognized in deferred tax benefit/ expenses		48,157
Ending balance		1,223,404	1,175,247
Provisions for suspended taxes [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		164,554
Recognized in deferred tax benefit/ expenses		4,985
Ending balance		169,539	164,554
Provisions for pension funds [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		(14,105)
Recognized in deferred tax benefit/ expenses		161
Recognised directly in equity		(197,243)
Ending balance		(211,187)	(14,105)
Expected credit losses on trade receivables [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		432,420
Recognized in deferred tax benefit/ expenses		54,613
Ending balance		487,033	432,420
Profit sharing [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		81,319
Recognized in deferred tax benefit/ expenses		51,837
Ending balance		133,156	81,319
Foreign exchange differences [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		1,736,933
Recognized in deferred tax benefit/ expenses		1,705,522
Ending balance		3,442,455	1,736,933
Merged goodwill [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance	[1]	1,411,749
Recognized in deferred tax benefit/ expenses	[1]	(279,757)
Ending balance	[1]	1,131,992	1,411,749
Onerous obligation [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		1,977,824
Recognized in deferred tax benefit/ expenses		460,601
Ending balance		2,438,425	1,977,824
Leases [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		92,374
Recognized in deferred tax benefit/ expenses		103,958
Ending balance		196,332	92,374
MTM - derivatives [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance
Recognized in deferred tax benefit/ expenses		1,211
Ending balance		1,211
Other temporary add backs and deductions [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		860,878
Recognized in deferred tax benefit/ expenses		218,874
Ending balance		1,079,752	860,878
Deferred taxes on temporary differences [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		7,919,193
Recognized in deferred tax benefit/ expenses		2,370,162
Recognised directly in equity		(197,243)
Ending balance		10,092,112	7,919,193
CSLL tax loss carryforwards [member] | Deferred tax assets [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance		14,762,087
Recognized in deferred tax benefit/ expenses		1,799,883
Ending balance		16,561,970	14,762,087
Temporary differences and income tax and social contribution of goodwill [member] | Deferred tax liabilities [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance	[2]	(2,297,344)
Recognized in deferred tax benefit/ expenses	[2]	(126,464)
Ending balance	[2]	(2,423,808)	(2,297,344)
Valuation allowance [member] | Deferred tax liabilities [member]
RecoverableIncomeTaxAndDeferredTaxesAssetsLineItems [Line Items]
Beginning balance	[3]	(20,284,761)
Recognized in deferred tax benefit/ expenses	[3]	(519,426)
Recognised directly in equity	[3]	197,243
Ending balance	[3]	R$ (20,606,944)	R$ (20,284,761)

[1]	Refer to: (i) deferred income tax and social contribution assets calculated as tax benefit originating from the goodwill paid on acquisition of the Company and recognized by the merged companies in the course of 2009. The realization of the tax credit arises from the amortization of the goodwill balance based on the STFC license and in the appreciation of property, plant and equipment, the utilization of which is estimated to occur through 2025, and (ii) deferred income tax and social contribution assets originating from the goodwill paid on the acquisition of interests in the Company in 2008-2011, recognized by the companies merged with and into Telemar Participacoes S.A. (''TmarPart'') and by TmarPart merged with and into the Company on September 1, 2015, which was based on the Company's expected future profitability and the amortization of which is estimated to occur through 2025.
[2]	Refers basically to the tax effects on the appreciation of property, plant and equipment and intangible assets, merged from TmarPart.
[3]	The Company, based on the schedule of expected generation of future taxable income, supported by a technical feasibility study and the comparison with the estimate of the annual realization amount of asset and liability temporary differences, revised its deferred taxes recovery estimate and identified and recognized the reversal of the allowance at recoverable amount, impact arising from the changes of the Amendment to the JPR (Nota 1), basically related to the disposals of the UPIs.